Risk Management (Details) - Schedule of residual maturity over measured that have not expired $ in Millions	12 Months Ended
Dec. 31, 2021 CLP ($)
Risk Management (Details) - Schedule of residual maturity over measured that have not expired [Line Items]
Payment holiday – current	$ 104
Payment holiday – expired	7,876,932
= 6 months MCh$ [Member]
Risk Management (Details) - Schedule of residual maturity over measured that have not expired [Line Items]
Payment holiday – current	46
= 12 months [Member]
Risk Management (Details) - Schedule of residual maturity over measured that have not expired [Line Items]
Payment holiday – current	10
= 2 years MCh$ [Member]
Risk Management (Details) - Schedule of residual maturity over measured that have not expired [Line Items]
Payment holiday – current	48
Stage 1 MCh$ [Member]
Risk Management (Details) - Schedule of residual maturity over measured that have not expired [Line Items]
Payment holiday – expired	7,338,640
Stage 2 MCh$ [Member]
Risk Management (Details) - Schedule of residual maturity over measured that have not expired [Line Items]
Payment holiday – expired	295,415
Stage 3 MCh$ [Member]
Risk Management (Details) - Schedule of residual maturity over measured that have not expired [Line Items]
Payment holiday – expired	$ 242,877